Long-Term Debt and Short-Term Borrowings - Long-Term Debt (Details) € in Millions, $ in Millions	Dec. 31, 2017 USD ($)	Dec. 31, 2017 EUR (€)	Oct. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Sep. 30, 2016 USD ($)	May 31, 2016 EUR (€)	Aug. 31, 2015 USD ($)	May 31, 2015 EUR (€)	Nov. 30, 2014 EUR (€)	Jun. 30, 2014 USD ($)	Dec. 31, 2004 USD ($)
Long-Term Debt
Total long-term debt	$ 13,198.0			$ 11,478.0
Long-term debt (excluding current portion)	12,096.0			10,678.0
Fixed rate medium term note due 2017
Long-Term Debt
Total long-term debt				649.0
Floating rate Euro Medium term note due 2018
Long-Term Debt
Principal amount | €		€ 500.0
Total long-term debt	600.0			523.0
Floating rate medium term note due 2018
Long-Term Debt
Principal amount	$ 450.0
Interest rate - effective	1.50%	1.50%
Total long-term debt	$ 448.0			448.0
Floating rate medium term note due 2019
Long-Term Debt
Principal amount	$ 600.0
Interest rate - effective	1.63%	1.63%
Total long-term debt	$ 596.0			598.0
Fixed rate medium term note due 2019
Long-Term Debt
Principal amount	$ 25.0									$ 625.0
Interest rate - effective	1.74%	1.74%
Total long-term debt	$ 25.0			25.0
Floating rate Euro medium term note due 2020
Long-Term Debt
Principal amount | €		€ 650.0
Total long-term debt	779.0			680.0
Floating rate medium term note due 2020
Long-Term Debt
Principal amount	$ 300.0
Interest rate - effective	1.58%	1.58%
Total long-term debt	$ 296.0			297.0
Fixed rate medium term note due 2020
Long-Term Debt
Principal amount	$ 200.0
Interest rate - effective	1.49%	1.49%
Total long-term debt	$ 198.0			199.0
Floating rate Eurobond Due 2021
Long-Term Debt
Principal amount | €		€ 300.0
Total long-term debt	$ 378.0			336.0
Fixed rate Eurobond Due 2021
Long-Term Debt
Principal amount | €		€ 300.0
Interest rate - effective	1.97%	1.97%
Total long-term debt	$ 358.0			312.0
Fixed rate medium term notes due 2021
Long-Term Debt
Principal amount	$ 600.0
Interest rate - effective	1.63%	1.63%
Total long-term debt	$ 598.0			598.0
Fixed rate euro medium term note due February 2022
Long-Term Debt
Principal amount | €		€ 500.0
Interest rate - effective	0.45%	0.45%
Total long-term debt	$ 597.0			520.0
Fixed rate medium term note due 2022
Long-Term Debt
Principal amount	$ 600.0
Interest rate - effective	2.17%	2.17%
Total long-term debt	$ 595.0			593.0
Fixed rate Euro medium term note due 2023
Long-Term Debt
Principal amount | €		€ 600.0
Interest rate - effective	1.14%	1.14%
Total long-term debt	$ 712.0			619.0
Fixed rate medium term notes due 2023
Long-Term Debt
Principal amount	$ 650.0		$ 650.0
Interest rate - effective	2.26%	2.26%
Total long-term debt	$ 647.0
Fixed rate medium term note due 2025
Long-Term Debt
Principal amount	$ 550.0
Interest rate - effective	3.04%	3.04%
Total long-term debt	$ 546.0			546.0
Fixed rate Euro Medium term note due 2026
Long-Term Debt
Principal amount | €		€ 750.0
Interest rate - effective	1.71%	1.71%
Total long-term debt	$ 885.0			770.0
Fixed rate medium term notes due 2026
Long-Term Debt
Principal amount	$ 650.0
Interest rate - effective	2.25%	2.25%
Total long-term debt	$ 641.0			640.0
Fixed rate medium term notes due 2027
Long-Term Debt
Principal amount	$ 850.0		850.0
Interest rate - effective	2.95%	2.95%
Total long-term debt	$ 839.0
Fixed rate 30-year debenture due 2028
Long-Term Debt
Principal amount	$ 220.0
Interest rate - effective	6.01%	6.01%
Total long-term debt	$ 227.0			342.0
Fixed rate Euro medium term note due 2030
Long-Term Debt
Principal amount | €		€ 500.0
Interest rate - effective	1.90%	1.90%
Total long-term debt	$ 589.0			512.0
Fixed rate euro medium term note due 2031
Long-Term Debt
Principal amount | €		€ 500.0
Interest rate - effective	1.54%	1.54%
Total long-term debt	$ 595.0			518.0
Fixed rate 30-year bond due 2037
Long-Term Debt
Principal amount	$ 555.0
Interest rate - effective	5.73%	5.73%
Total long-term debt	$ 550.0			743.0
Floating rate note due 2041
Long-Term Debt
Principal amount	$ 96.0
Interest rate - effective	1.29%	1.29%
Total long-term debt	$ 95.0			96.0
Fixed rate medium term note due 2044
Long-Term Debt
Principal amount	$ 325.0
Interest rate - effective	4.05%	4.05%
Total long-term debt	$ 313.0			313.0
Floating rate note due 2044
Long-Term Debt
Principal amount	$ 55.0										$ 60.0
Interest rate - effective	1.21%	1.21%
Total long-term debt	$ 54.0			54.0
Fixed rate medium term notes due 2046
Long-Term Debt
Principal amount	$ 500.0
Interest rate - effective	3.13%	3.13%
Total long-term debt	$ 473.0			473.0
Fixed rate medium term notes due 2047
Long-Term Debt
Principal amount	$ 500.0		$ 500.0
Interest rate - effective	3.68%	3.68%
Total long-term debt	$ 491.0
Various fixed and floating rate Other borrowings due 2018-2040
Long-Term Debt
Interest rate - effective	1.26%	1.26%
Total long-term debt	$ 73.0			74.0
May 2016 Euro medium term notes issued
Long-Term Debt
Principal amount | €						€ 1,000.0
September 2016 medium term notes issued
Long-Term Debt
Principal amount					$ 1,750.0
May 2015 Euro medium term notes issued
Long-Term Debt
Principal amount | €								€ 1,750.0
August 2015 medium term notes issued
Long-Term Debt
Principal amount							$ 1,500.0
June 2014 medium term notes issued
Long-Term Debt
Principal amount										$ 950.0
November 2014 Euro medium term notes issued
Long-Term Debt
Principal amount | €									€ 1,250.0
Current portion of long-term debt
Long-Term Debt
Interest rate - effective	0.67%	0.67%
Total long-term debt	$ 1,102.0			$ 800.0